UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2009
Check here if Amendment  [ ];  Amendment Number:
This Amendment (check only one): 	[ ] is a restatement.
					[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: Foyston, Gordon & Payne Inc.
Address: 1 Adelaide Street East, Suite 2600, Toronto, Ontario, Canada, M5C 2V9

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting  manager:

Name:	Drew Curry
Title:  Compliance Officer Investment Operations
Phone:  416-362-4725
Signature, Place and Date of Signing:

Drew Curry,	Toronto, Ontario, July 22, 2009

Report Type (Check only one):
[x]	13F Holdings Report
[ ]	13F Notice
[ ]	13F Combination Report

List of other managers reporting for this manager:

I am signing this report as required by the Securities Exchange Act of 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other included Managers:		0
Form 13F Information Table Entry Total:		41
Form 13F Information Table Value Total:	        $470,378(x 1000)



List of Other Included Managers: None

No.	13F File Number	Name


                                                                  FORM 13F INFORMATION TABLE

                       TITLE                    VALUE     SHARES/   SH/   PUT/  INVSTMT OTHER       VOTING AUTHORITY
   NAME OF ISSUER      OF CLASS    CUSIP       (x$1000)   PRN AMT   PRN   CALL  DSCRETN MANAGERS  SOLE  SHARED  NONE

Air Prod&Chem Inc.	COM	9158106	      11,590.68  179,450    SH		Sole		179,450
Amdocs LTD		COM	2256908	       4,921.92  229,460    SH		Sole		229,460
Apache Corp		COM	37411105      11,626.97  161,150    SH		Sole		161,150
AT&T Inc		COM	00206R102     17,875.44  719,623    SH		Sole		719,623
Autodesk Inc.		COM	52769106       4,764.74  251,040    SH		Sole		251,040
Becton Dickinson & Co	COM	75887109       5,342.55  74,920	    SH		Sole		74,920
Bristol-Myers Squibb Co	COM	110122108     28,290.02  1,392,911  SH		Sole		1,392,911
Cardinal Health Inc.	COM	14149Y108     18,605.50  609,018    SH		Sole		609,018
Caterpillar Inc		COM	149123101      8,410.46  254,554    SH		Sole		254,554
Chevron Corp.		COM	166764100     22,827.90  344,572    SH		Sole		344,572
Coca Cola Co		COM	191216100     10,833.26  225,740    SH		Sole		225,740
Comcast Corp CL A	COM	20030N101     16,853.36  1,163,103  SH		Sole		1,163,103
Corning Inc		COM	219350105     17,673.81  1,100,486  SH		Sole		1,100,486
Covance Inc		COM	222816100      5,438.08  110,530    SH		Sole		110,530
CVS Caremark Corp	COM	126650100      8,881.21  278,670    SH		Sole		278,670
Du Pont (E.I.) De Nem.  COM	263534109     14,147.39  552,201    SH		Sole		552,201
Duke Energy Corporation	COM	26441C105     18,018.61  1,234,997  SH		Sole		1,234,997
Eaton Corp		COM	278058102     17,785.43  398,687    SH		Sole		398,687
Emerson Electric Co	COM	291011104      3,619.40  111,710    SH		Sole		111,710
ENSCO International Inc	COM	26874Q100      5,215.51  149,570    SH		Sole		149,570
Exelon Corp		COM	30161N101     18,207.31  355,542    SH		Sole		355,542
Franklin Resources Inc.	COM	354613101     15,405.10  213,930    SH		Sole		213,930
General Electric Co.	COM	369604103     10,741.76  916,532    SH		Sole		916,532
General Mills Inc.	COM	370334104      5,456.35  97,400	    SH		Sole		97,400
Home Depot Inc		COM	437076102     17,351.06  734,281    SH		Sole		734,281
Hubbell Inc. Cl B	COM	443510201      3,358.45  104,755    SH		Sole		104,755
Intel Corp.		COM	458140100      7,169.79  433,220    SH		Sole		433,220
Kimberly-Clark Corp.	COM	494368103     18,459.03  352,070    SH		Sole		352,070
KLA-Tencor Corporation	COM	482480100      4,469.00  176,990    SH		Sole		176,990
Medtronic Inc		COM	585055106      5,258.27  150,710    SH		Sole		150,710
MEMC Electronic Mat	COM	552715104     11,671.69  655,345    SH		Sole		655,345
Merck & Company Inc.	COM	589331107     26,685.11  954,40     SH		Sole		954,403
Moody's Corp		COM	615369105      5,925.06  224,860    SH		Sole		224,860
Nabors Industries Ltd	COM	2963372	       6,905.45  443,225    SH		Sole		443,225
Precision Castparts Cp	COM	740189105      6,450.01  88,320	    SH		Sole		88,320
United Parcel Serv.CL B	COM	911312106      3,064.89  61,310	    SH		Sole		61,310
Valero Energy Corp	COM	91913Y100      7,585.76  449,127    SH		Sole		449,127
Viacom Inc Cl B		COM	92553P201      8,558.92  377,045    SH		Sole		377,045
Waste Management Inc	COM	94106L109     10,273.70  364,833    SH		Sole		364,833
Weatherford Intl Ltd.	COM	B5KL6S7	      12,424.71  635,210    SH		Sole		635,210
Wellpoint Inc.		COM	94973V107     12,234.41  240,409    SH		Sole		240,409
